Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2026	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026
C000159357
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia EM Core ex-China ETF - Net Asset Value ($24,596)
Accumulated Value	$ 10,000	$ 10,245	$ 9,694	$ 10,259	$ 10,782	$ 10,947	$ 11,022	$ 11,319	$ 10,617	$ 10,767	$ 11,368	$ 11,659		$ 11,883	$ 12,093	$ 12,379	$ 12,474	$ 13,071	$ 13,214	$ 13,195	$ 13,514	$ 13,600	$ 14,176	$ 15,347	$ 14,842	$ 14,587	$ 14,420	$ 13,525	$ 13,062	$ 13,650	$ 13,379	$ 13,494	$ 12,719	$ 12,885	$ 12,747	$ 13,811	$ 13,618	$ 13,655	$ 13,967	$ 13,419	$ 14,258	$ 14,026	$ 13,360	$ 13,779	$ 14,478	$ 14,301	$ 15,258	$ 14,401	$ 13,232	$ 10,481	$ 11,546	$ 11,738	$ 12,337	$ 13,342	$ 13,314	$ 13,160	$ 13,210	$ 15,181	$ 16,780	$ 16,897	$ 17,410	$ 17,667	$ 17,980	$ 18,376	$ 18,633	$ 18,130	$ 18,750	$ 17,952	$ 17,924	$ 17,282	$ 18,113	$ 17,964	$ 17,321	$ 17,498	$ 16,171	$ 16,484	$ 14,343	$ 14,890	$ 14,987	$ 13,438	$ 13,916	$ 15,471	$ 14,853	$ 15,967	$ 15,285	$ 15,722	$ 15,734	$ 15,996	$ 16,521	$ 17,192	$ 16,434	$ 15,955	$ 15,320	$ 16,842	$ 17,868	$ 17,260	$ 17,774	$ 18,288	$ 17,998	$ 17,898	$ 18,866	$ 18,967	$ 19,227	$ 19,362	$ 18,831	$ 18,235	$ 18,076	$ 18,494	$ 17,966	$ 17,851	$ 18,427	$ 19,410	$ 20,646	$ 20,810	$ 20,731	$ 21,932	$ 23,557	$ 22,945	$ 24,038	$ 26,289	$ 28,621	$ 24,596
C000101379
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia India Consumer ETF - Net Asset Value ($21,707)
Accumulated Value	10,000	10,032	10,350	10,709	11,300	11,457	11,560	11,576	10,433	10,501	11,041	11,558		12,306	12,846	13,248	13,366	13,993	13,922	13,655	14,590	15,162	16,054	15,749	14,964	14,723	15,591	15,029	14,720	15,312	15,341	13,242	12,551	14,036	14,197	13,103	13,164	13,541	13,377	13,213	13,271	12,389	12,302	13,332	14,323	13,567	13,692	13,783	12,747	9,939	11,365	11,604	12,240	12,831	13,444	13,576	13,205	14,602	15,618	15,906	16,116	16,466	15,870	17,360	17,408	17,337	18,331	18,629	18,791	18,101	18,694	18,452	17,695	17,325	17,574	17,664	16,641	18,113	18,725	17,937	17,940	18,244	17,310	17,508	16,959	16,913	17,908	18,773	19,813	20,027	19,893	20,286	20,141	21,829	23,217	23,629	24,682	25,158	25,581	25,657	27,617	29,008	29,190	30,184	27,332	27,023	26,415	25,523	22,774	24,419	25,995	25,963	26,443	25,776	26,549	26,423	26,631	26,533	26,509	24,859	25,735	21,707
C000088095
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Research Enhanced Emerging Economies ETF - Net Asset Value ($13,807)
Accumulated Value	10,000	10,097	9,827	10,235	10,836	10,898	10,912	10,792	9,876	9,947	10,339	10,741		11,035	11,387	11,860	11,637	12,194	12,234	12,274	12,185	12,315	12,619	13,017	12,391	11,787	11,751	11,214	10,981	11,120	10,332	10,024	9,241	9,496	9,246	10,173	10,209	10,245	10,484	9,770	10,335	10,145	9,888	9,960	10,313	10,340	10,812	10,550	10,141	9,029	9,672	9,842	10,536	11,234	11,721	11,492	11,708	12,342	13,110	13,521	13,434	12,823	12,888	12,791	13,078	11,843	12,199	11,584	11,908	11,408	11,217	11,161	10,581	9,973	9,945	10,090	10,025	9,880	10,011	9,048	8,313	9,468	9,461	10,229	9,432	9,781	9,595	9,385	9,886	10,444	9,886	9,638	9,370	9,929	10,155	9,607	9,981	10,005	10,039	10,073	10,165	10,199	10,407	11,047	10,606	10,247	10,240	10,430	10,513	10,630	10,674	11,114	11,710	11,934	12,100	12,984	13,541	13,184	13,668	14,822	15,821	13,807
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index (Net) ($21,190)
Accumulated Value	10,000	10,054	9,679	10,066	10,573	10,835	10,975	11,001	10,495	10,518	11,093	11,433		11,722	11,978	12,332	12,456	13,199	13,493	13,440	13,911	13,939	14,439	15,643	14,921	14,644	14,579	14,062	13,478	13,774	13,402	13,331	12,170	12,671	12,336	13,416	13,446	13,559	13,844	12,839	13,641	13,474	12,817	13,062	13,613	13,594	14,608	13,927	13,193	11,161	12,183	12,276	13,179	14,356	14,674	14,438	14,736	16,099	17,282	17,812	17,948	17,677	18,117	18,537	18,569	17,320	17,773	17,067	17,235	16,533	16,843	16,524	16,030	15,668	14,797	14,862	13,874	13,840	13,898	12,269	11,888	13,651	13,459	14,522	13,580	13,991	13,833	13,600	14,117	14,996	14,072	13,704	13,171	14,226	14,782	14,095	14,766	15,132	15,199	15,285	15,888	15,935	16,193	17,274	16,506	15,913	15,891	16,175	16,253	16,356	16,571	17,278	18,317	18,674	18,913	20,266	21,113	20,608	21,225	23,104	24,373	21,190
Columbia Threadneedle: MSCI India Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI India Index (Net) ($21,197)
Accumulated Value	10,000	10,048	10,236	10,372	10,961	11,088	10,986	10,932	10,117	10,109	10,549	11,172		11,840	12,068	12,280	12,184	13,123	13,024	12,544	13,469	13,374	14,027	14,510	13,537	13,052	13,589	13,100	12,973	13,818	13,951	12,681	11,796	13,019	13,002	12,752	12,756	13,933	14,011	14,041	14,003	13,273	12,885	13,281	13,855	13,778	13,987	13,877	12,868	9,633	11,188	10,877	11,616	12,822	13,271	13,353	13,503	14,668	16,163	15,786	16,612	16,989	16,831	18,291	18,163	18,320	20,324	20,447	20,284	19,668	20,403	20,124	19,318	20,024	19,689	18,542	17,291	18,903	19,680	18,415	18,887	19,868	18,780	18,218	17,386	17,587	18,320	18,853	19,739	20,329	19,941	20,275	19,672	20,987	22,687	23,234	23,871	24,064	24,622	24,796	26,520	27,574	27,864	28,453	26,102	25,994	25,231	24,334	22,383	24,486	25,665	25,953	26,745	25,381	24,587	24,710	25,795	26,019	25,892	24,571	24,918	21,197
Columbia Threadneedle: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index (Net) ($21,190)
Accumulated Value	10,000	10,054	9,679	10,066	10,573	10,835	10,975	11,001	10,495	10,518	11,093	11,433		11,722	11,978	12,332	12,456	13,199	13,493	13,440	13,911	13,939	14,439	15,643	14,921	14,644	14,579	14,062	13,478	13,774	13,402	13,331	12,170	12,671	12,336	13,416	13,446	13,559	13,844	12,839	13,641	13,474	12,817	13,062	13,613	13,594	14,608	13,927	13,193	11,161	12,183	12,276	13,179	14,356	14,674	14,438	14,736	16,099	17,282	17,812	17,948	17,677	18,117	18,537	18,569	17,320	17,773	17,067	17,235	16,533	16,843	16,524	16,030	15,668	14,797	14,862	13,874	13,840	13,898	12,269	11,888	13,651	13,459	14,522	13,580	13,991	13,833	13,600	14,117	14,996	14,072	13,704	13,171	14,226	14,782	14,095	14,766	15,132	15,199	15,285	15,888	15,935	16,193	17,274	16,506	15,913	15,891	16,175	16,253	16,356	16,571	17,278	18,317	18,674	18,913	20,266	21,113	20,608	21,225	23,104	24,373	21,190
Columbia Threadneedle: Beta Thematic Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name													Beta Thematic Emerging Markets ex-China Index ($24,466)
Accumulated Value	10,000	10,149	9,624	10,189	10,792	10,902	10,986	11,183	10,464	10,629	11,212	11,568		11,845	12,031	12,239	12,276	12,897	13,143	13,082	13,461	13,460	14,004	14,993	14,474	14,174	13,982	13,196	12,672	13,255	13,014	12,985	11,962	12,335	12,158	13,072	12,894	12,978	13,295	12,788	13,479	13,291	12,586	12,998	13,616	13,531	14,457	13,703	12,525	9,792	10,945	11,202	11,989	12,995	12,969	12,753	12,776	14,729	16,278	16,282	16,733	16,954	17,484	18,053	18,088	17,584	18,177	17,503	17,470	16,932	17,689	17,474	17,004	17,074	15,792	15,987	13,893	14,415	14,518	12,942	13,355	14,941	14,372	15,453	14,808	15,212	15,232	15,514	16,080	16,823	16,078	15,634	14,983	16,502	17,517	16,978	17,531	18,044	17,684	17,613	18,543	18,639	18,931	19,112	18,474	17,923	17,723	18,127	17,628	17,532	18,161	19,170	20,453	20,648	20,640	21,718	23,336	22,810	23,843	26,198	28,623	24,466
Columbia Threadneedle: Indxx India Consumer Index
Account Value [Line Items]
Line Graph and Table Measure Name													Indxx India Consumer Index ($26,479)
Accumulated Value	10,000	10,039	10,363	10,731	11,334	11,500	11,611	11,636	10,497	10,573	11,123	11,652		12,465	13,027	13,445	13,576	14,225	14,166	13,906	14,870	15,466	16,390	16,090	15,296	15,081	15,983	15,440	15,126	15,763	15,832	13,613	12,903	14,448	14,632	13,574	13,643	14,068	13,906	13,743	13,815	12,894	12,804	13,869	14,943	14,128	14,266	14,377	13,290	10,339	11,834	12,094	12,769	13,427	14,148	14,276	13,889	15,478	16,641	17,052	17,353	17,637	16,995	18,756	18,815	18,747	19,904	20,367	20,596	19,789	20,429	20,154	19,303	18,827	19,196	19,230	18,158	19,918	20,710	19,776	19,832	20,178	19,146	19,346	18,734	18,726	19,946	21,086	22,392	22,704	22,606	23,100	22,949	25,118	26,945	27,489	28,936	29,584	30,137	30,340	32,986	34,865	35,662	37,308	33,034	32,575	31,714	30,443	27,127	29,168	31,148	31,222	31,904	31,087	32,336	32,307	32,119	32,578	32,491	30,423	31,690	26,479
Columbia Threadneedle: Combined Current and Former Indices
Account Value [Line Items]
Line Graph and Table Measure Name													Combined Current and Former Indices ($14,497)
Accumulated Value	$ 10,000	$ 10,109	$ 9,838	$ 10,218	$ 10,845	$ 10,912	$ 10,936	$ 10,830	$ 9,915	$ 9,991	$ 10,383	$ 10,801		$ 11,102	$ 11,434	$ 11,950	$ 11,742	$ 12,300	$ 12,345	$ 12,398	$ 12,333	$ 12,471	$ 12,796	$ 13,207	$ 12,577	$ 11,958	$ 11,938	$ 11,401	$ 11,168	$ 11,328	$ 10,512	$ 10,206	$ 9,408	$ 9,684	$ 9,433	$ 10,368	$ 10,415	$ 10,490	$ 10,742	$ 10,018	$ 10,609	$ 10,417	$ 10,155	$ 10,237	$ 10,628	$ 10,649	$ 11,155	$ 10,865	$ 10,444	$ 9,306	$ 9,977	$ 10,156	$ 10,888	$ 11,626	$ 12,147	$ 11,918	$ 12,150	$ 12,818	$ 13,630	$ 14,074	$ 13,985	$ 13,361	$ 13,430	$ 13,494	$ 13,646	$ 12,351	$ 12,737	$ 12,119	$ 12,459	$ 11,936	$ 11,740	$ 11,688	$ 11,149	$ 10,439	$ 10,420	$ 10,583	$ 10,519	$ 10,368	$ 10,520	$ 9,505	$ 8,738	$ 9,959	$ 9,952	$ 10,766	$ 9,926	$ 10,297	$ 10,114	$ 9,819	$ 10,370	$ 10,916	$ 10,329	$ 10,071	$ 9,795	$ 10,401	$ 10,657	$ 10,079	$ 10,476	$ 10,540	$ 10,557	$ 10,589	$ 10,784	$ 10,831	$ 11,082	$ 11,806	$ 11,256	$ 10,936	$ 10,913	$ 11,016	$ 11,098	$ 11,200	$ 11,253	$ 11,772	$ 12,447	$ 12,657	$ 12,828	$ 13,724	$ 14,328	$ 13,988	$ 14,438	$ 15,610	$ 16,619	$ 14,497